UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               DANIEL J. MAVICO
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MARCH 31

Date of Reporting Period:  DECEMBER 31, 2014

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 3RD QUARTER REPORT - PERIOD ENDED DECEMBER 31, 2014



[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA CALIFORNIA MONEY MARKET FUND
DECEMBER 31, 2014

                                                                      (Form N-Q)

48463-0215                                   (C)2015, USAA. All rights reserved.

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PORTFOLIO OF INVESTMENTS

December 31, 2014 (unaudited)

CATEGORIES AND DEFINITIONS

VARIABLE-RATE DEMAND NOTES (VRDNs) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. The effective maturity of these instruments is deemed to be less than 397 days in accordance with detailed regulatory requirements.

FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

ADJUSTABLE-RATE NOTES - similar to variable-rate demand notes in the fact that the interest rate is adjusted periodically to reflect current market conditions. These interest rates are adjusted at a given time, such as monthly or quarterly. However, these securities do not offer the right to sell the security at face value prior to maturity.

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the values of the securities.

The Fund's purchases consist of securities meeting the requirements to qualify as "eligible securities" under the Securities and Exchange Commission (SEC) rules applicable to money market funds. With respect to quality, eligible securities generally are rated or subject to a guarantee that is rated in one of the two highest categories for short-term securities by at least two Nationally Recognized Statistical Rating Organizations (NRSROs), or by one NRSRO if the security is rated by only one NRSRO, or if unrated, determined by USAA Asset Management Company (the Manager) to be of comparable quality. In addition, the Manager must consider whether a particular investment presents minimal credit risk in accordance with SEC guidelines applicable to money market funds.

(INS) Principal and interest payments are insured by Berkshire Hathaway Assurance Corp. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

(LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following: Citibank, N.A., Deutsche Bank A.G., JPMorgan Chase Bank, N.A., Rabobank Nederland N.V., or Wells Fargo & Co.

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1  | USAA California Money Market Fund
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(LOC)    Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

ABAG     Association of Bay Area Governments
IDA      Industrial Development Authority/Agency
SPEAR    Short Puttable Exempt Adjustable Receipts
USD      Unified School District

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                                                   Portfolio of Investments |  2
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PORTFOLIO OF INVESTMENTS

USAA CALIFORNIA MONEY MARKET FUND
December 31, 2014 (unaudited)

PRINCIPAL
AMOUNT                                                              COUPON                 FINAL       VALUE
(000)           SECURITY                                              RATE              MATURITY        (000)
-------------------------------------------------------------------------------------------------------------
                VARIABLE-RATE DEMAND NOTES (89.6%)

                CALIFORNIA (89.6%)

$      9,595    ABAG Finance Auth. for Nonprofit Corps. (LOC -
                       KBC Bank N.V.)                                 0.32%            5/15/2035   $    9,595
       2,900    Alameda County IDA (LOC - Comerica Bank,
                       N.A.)                                          0.05            12/01/2040        2,900
       3,700    Alameda County IDA (LOC - Bank of the West)           0.06            12/01/2040        3,700
         509    Anaheim Housing Auth. (LOC - Union Bank of
                       California, N.A.)                              1.95            12/01/2015          509
      10,000    Anaheim Public Financing Auth. (LIQ) (LOC -
                       Deutsche Bank A.G.) (a)                        0.24             9/01/2030       10,000
         310    Apple Valley (LOC - Union Bank of California,
                       N.A.)                                          0.07             9/01/2015          310
         963    Culver City Redevelopment Agency (LOC -
                       Union Bank of California, N.A.)                1.95            12/01/2015          963
      10,000    Enterprise Dev. Auth. (LOC - Federal Home
                       Loan Bank of San Francisco) (a)                0.04            12/01/2042       10,000
      14,255    Golden State Tobacco Securitization Corp. (INS)
                       (LIQ) (a)                                      0.08            12/01/2037       14,255
       3,140    Hanford (LOC - Union Bank of California, N.A.)        0.07             4/01/2023        3,140
      14,700    Health Facilities Financing Auth. (LOC - Mizuho
                       Corporate Bank Ltd.)                           0.02             7/01/2033       14,700
       1,795    Hesperia Public Financing Auth. (LOC - Bank of
                       the West)                                      0.08            10/01/2023        1,795
       5,000    Infrastructure and Economic Dev. Bank (LOC -
                       Federal Home Loan Bank of San
                       Francisco) (a)                                 0.03            12/01/2040        5,000
       7,905    Irvine (LOC - Sumitomo Mitsui Banking Corp.)          0.02             9/02/2032        7,905
      17,157    Irvine (LOC - Sumitomo Mitsui Banking Corp.)          0.02             9/02/2050       17,157
       5,885    Loma Linda (LOC - Union Bank of California,
                       N.A.)                                          0.07             6/01/2025        5,885
       7,100    Long Beach Health Facility                            0.03            10/01/2016        7,100
       6,390    Los Angeles (LOC - U.S. Bank, N.A.)                   0.04             8/01/2035        6,390
       3,900    Manteca USD (LIQ) (LOC - Deutsche Bank
                       A.G.) (a)                                      0.10             8/01/2035        3,900
      13,885    Montebello Public Financing Auth. (LOC - Union
                       Bank of California, N.A.)                      0.07            12/01/2034       13,885
       1,650    Novato (LOC - Bank of the West)                       0.09            10/01/2032        1,650
      24,120    Pasadena (LOC - Bank of America, N.A.)                0.05             2/01/2035       24,120
       2,280    Pollution Control Financing Auth. (LOC -
                       Comerica Bank, N.A.)                           0.05            12/01/2030        2,280
      11,700    Pollution Control Financing Auth.                     0.01             3/01/2041       11,700
       7,395    Sacramento City Financing Auth. (LIQ) (LOC -
                       Deutsche Bank A.G.) (a)                        0.15            12/01/2033        7,395
       6,250    San Diego County (LOC - Comerica Bank, N.A.)          0.06             1/01/2023        6,250
       1,338    SPEAR (LIQ) (LOC - Deutsche Bank A.G.) (a)            0.15             8/01/2031        1,338
       8,122    SPEAR (LIQ) (LOC - Deutsche Bank A.G.) (a)            0.15             8/01/2041        8,122
      11,325    State (LIQ) (LOC - Rabobank Nederland N.V.)
                       (a)                                            0.15             8/01/2032       11,325
       2,500    State (LOC - U.S. Bank, N.A.)                         0.05             5/01/2033        2,500
      14,600    Statewide Communities Dev. Auth. (LIQ) (LOC -
                       Citibank, N.A.) (a)                            0.54            12/14/2016       14,600

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3  | USAA California Money Market Fund
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
PRINCIPAL
AMOUNT                                                              COUPON                 FINAL        VALUE
(000)           SECURITY                                              RATE              MATURITY         (000)
-------------------------------------------------------------------------------------------------------------
$      6,050    Statewide Communities Dev. Auth. (LIQ) (a)            0.19%           10/01/2020   $    6,050
       3,450    Statewide Communities Dev. Auth. (LOC -
                       Comerica Bank, N.A.)                           0.06            12/01/2024        3,450
       9,750    Statewide Communities Dev. Auth. (LIQ) (LOC -
                       Wells Fargo & Co.) (a)                         0.04             7/01/2030        9,750
       6,600    Statewide Communities Dev. Auth.                      0.02            11/01/2030        6,600
       7,300    Statewide Communities Dev. Auth. (LOC - Bank
                       of America, N.A.)                              0.04            10/01/2036        7,300
      12,165    Statewide Communities Dev. Auth. (LIQ) (LOC -
                       Wells Fargo & Co.) (a)                         0.07            10/01/2036       12,165
       4,000    Statewide Communities Dev. Auth.                      0.02             4/01/2038        4,000
                                                                                                   ----------
                                                                                                      279,684
                                                                                                   ----------
                Total Variable-Rate Demand Notes (cost: $279,684)                                     279,684
                                                                                                   ----------
                FIXED-RATE INSTRUMENTS (7.5%)

                CALIFORNIA (7.5%)

      12,000    San Diego County Water Auth.                          0.07             2/04/2015       12,000
      11,600    Statewide Communities Dev. Auth.                      0.14             7/08/2015       11,600
                                                                                                   ----------
                                                                                                       23,600
                                                                                                   ----------
                Total Fixed-Rate Instruments(cost: $23,600)                                            23,600
                                                                                                   ----------
                ADJUSTABLE-RATE NOTES (2.6%)

                CALIFORNIA (2.6%)

       8,000    Golden Empire Schools Financing Auth.
                       (cost: $8,000)                                 0.24             5/01/2015        8,000
                                                                                                   ----------
                TOTAL INVESTMENTS (COST: $311,284)                                                 $  311,284
                                                                                                   ==========

($ IN 000s)                                         VALUATION HIERARCHY
                                                    -------------------
                                      (LEVEL 1)           (LEVEL 2)            (LEVEL 3)
                                    QUOTED PRICES           OTHER             SIGNIFICANT
                                      IN ACTIVE          SIGNIFICANT         UNOBSERVABLE
                                       MARKETS           OBSERVABLE              INPUTS
                                    FOR IDENTICAL          INPUTS
ASSETS                                  ASSETS                                                          TOTAL
-------------------------------------------------------------------------------------------------------------
Variable-Rate Demand Notes          $          --        $   279,684         $         --       $     279,684
Fixed-Rate Instruments                         --             23,600                   --              23,600
Adjustable-Rate Notes                          --              8,000                   --               8,000
-------------------------------------------------------------------------------------------------------------
Total                               $          --        $   311,284         $         --       $     311,284
-------------------------------------------------------------------------------------------------------------

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                                                   Portfolio of Investments |  4
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NOTES TO PORTFOLIO OF INVESTMENTS

December 31, 2014 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. The information presented in this quarterly report pertains only to the USAA California Money Market Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Pursuant to Rule 2a-7 under the 1940 Act, securities in the Fund are valued at amortized cost, which approximates market value. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or discounts.

2. Securities for which amortized cost valuations are considered unreliable or whose values have been materially affected by a significant event are valued in good faith at fair value, using methods determined by the Manager, an affiliate of the Fund, under procedures to stabilize net asset value (NAV) and valuation procedures approved by the Board.

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5  | USAA California Money Market Fund
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B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

C. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments.

D. As of December 31, 2014, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments.

E. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $312,230,000 at December 31, 2014, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

F. REGULATORY MATTERS - In July 2014, the Securities and Exchange Commission
(SEC) adopted amendments to the rules that govern money market mutual funds under the 1940 Act, to reform the structure and operations of these funds. The amendments will require certain money market funds to sell and redeem shares at prices based on their market value (a floating net asset value). It will also allow money market funds to impose liquidity fees and suspend redemptions temporarily, and will impose new requirements related to diversification, stress testing, and disclosure. Management is currently evaluating the impact of these rules amendments. Compliance dates for the various amendments range from nine months to two years.

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                                          Notes to Portfolio of Investments |  6

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SPECIFIC NOTES



(a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

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7  | USAA California Money Market Fund



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.















SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended DECEMBER 31, 2014

By:      /S/ DANIEL J. MAVICO
         --------------------------------------------------------------
         Signature and Title:  Daniel J. Mavico, Assistant Secretary

Date:    02/24/2015
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /S/ DANIEL S. MCNAMARA
         --------------------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:    02/26/2015
         ------------------------------


By:      /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    02/26/2015
         ------------------------------